Summary Information Relating to Non-performing Loans (Detail) Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average non-performing loans, net of allowance	₨ 73,435.6	$ 1,004.0	₨ 55,232.3	₨ 50,378.2
Interest income recognized on non-performing loans	₨ 7,025.3	$ 96.1	₨ 10,160.5	₨ 6,994.7